FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY



Investment Company Act File Number           811-21782

Exact Name of registrant as                  Small Cap Value Fund, Inc.
      Specified in charter

Address of principal executive office        8150 N. Central Expwy
							   Suite #M1120
                                             Dallas, Texas 75206

Name and address of agent for service        Laura S. Adams
                                             8150 N. Central Expwy
							   Suite #M1120
                                             Dallas, Texas 75206

Registrants telephone number, inc. area code 214-360-7418

Date of fiscal year end:                     12/31

Date of reporting period:                    03/31/09





























Item 1.  Schedule of Investments

SMALL CAP VALUE FUND, INC.
SCHEDULE OF INVESTMENTS
Unaudited
MARCH 31, 2009

DESCRIPTION                                 SHARES      MARKET VALUE
-----------                                 ------      -------

COMMON STOCKS ? 98.06%

Railroad Equipment-4.39%
   FreightCar America				  31000	       543,430

Heavy Construction Equipment Rental
and Leasing-2.59%
   H & E Equipment				  49005		 320,983

Misc. Fabricated Wire Products-1.94%
   Insteel Industries        			  34600		 240,816

Sawmills and Planing Mills-8.38%
   Louisiana-Pacific				  51330            114,466
   Universal Forest Products			  34700	       923,367
                                                             -------
                                                           1,037,833
Gypsum Products-0.92%
   USG Corp						  15000	       114,150

Women?s Clothing Stores-12.52%
   Bebe stores                             101710            678,406
   Charlotte Russe Holding Inc		  41000	       334,150
   Dress Barn					  43700            537,073
                                                             -------
                                                           1,549,629

Fabricated Rubber Products-3.80%
   Cooper Tire Rubber				 116500	       470,660

Shoe Stores-8.55%
   Finish Line					 160000          1,059,200

Footwear-3.82%
   Kenneth Cole					  44855            286,623
   K-Swiss                                  21935            187,325
                                                             -------
                                                             473,948







SMALL CAP VALUE FUND, INC.
SCHEDULE OF INVESTMENTS, continued
Unaudited
MARCH 31, 2009

DESCRIPTION                                 SHARES      MARKET VALUE
-----------                                 ------      -------

Women?s Footwear-6.07%
   Steve Madden                             40000            751,200

Rubber and Plastics Footwear-1.34%
   Skechers USA					  24870            165,883

Computer Processing and Data Prep
and Processing Systems-5.07%
   Deluxe CP				        65200            627,876

Drilling Oil and Gas Wells-3.15%
   Patterson-UTI Energy				  23350		 209,216
   Pioneer Drilling				  55030            180,498
                                                            --------
                                                             389,714
Petroleum Refining-6.94%
   Western Refining Inc                     72000            859,680

Home Health Care Services-6.97%
   Odyssey Healthcare				  89000            863,300

Pharmaceutical Preparation-6.80%
   ViroPharma   					 160470	       842,468

Primary Batteries, Dry and Wet-1.96%
   China BAK Battery				 142200            243,162

Computer Integrated Systems Design-3.75%
   Cogent						  39000            464,100

Electronic Computers-4.67%
   Rackable Systems				 142500            578,550

Services-Offices, Clinics of Doctors
of Medicine-4.39%
   Coventry Health Care 		        42000	       543,480
                                                            --------

 Total common stocks (cost $22,257,270)                   12,140,062


   SHORT-TERM INVESTMENTS ? 1.86%
   Money Market Funds                $230,783                230,783
      (Bears interest at approx 0.5%)                        -------



SMALL CAP VALUE FUND, INC.
SCHEDULE OF INVESTMENTS, continued
Unaudited
MARCH 31, 2009


Total short-term investments  (cost $230,783)               230,783
                                                           --------

Total investment securities-99.91% (cost$22,488,053)     12,370,845

Other assets-Net-0.09%                                       10,590
                                                          ----------

Net assets - 100.00%                                    $12,381,434
                                                        ============







The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (FAS
157). In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 - quoted prices in active markets for identical investments.

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)



The following table summarizes the valuation of the Fund's investments by the above fair value hierarchy levels as of March 31, 2009:

                                    Investments          Other
                                    in                   Financial
      Level                         Securities           Instruments *
      -----                         ----------           -----------
      Level 1                       $12,370,845          $          0
      Level 2                                 0                     0
      Level 3                                 0                     0
                                    -----------          ------------
      Total                         $12,370,845          $          0
                                    ===========          ============

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures forwards and swap contracts, which are valued at the unrealized appreciation / depreciation on the instrument.



































THIS IS AN UNAUDITED STATEMENT
See accompanying notes to these financial statements.

NOTES TO FINANCIAL STATEMENTS

Investment Transactions ? Purchases and Sales of investment securities (excluding money market funds) for the three months ended March 31, 2009 were $106,809 and $1,886,795, respectively. At the end of the period, net unrealized depreciation for Federal Income tax purposes aggregated ($10,117,208), of which $189,819 related to unrealized appreciation of securities and ($10,307,028) related to unrealized depreciation of securities. The cost of investments at March 31, 2009 for Federal Income tax purposes was $22,257,270, excluding short term investments.


Item 2.  Controls and Procedures


a)	Laura S. Adams is the President and Treasurer of the Fund and has
concluded that the Registrant?s disclosure controls and
procedures(as defined in Rule 30a-3(c) under the Investment
Company Act of 1940 are effective as of a date within 90 days of the filing date of this report that includes the disclosure
required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the
Investment Company Act of 1940 and Rules 15d-15(b) under the
Securities Exchange Act of 1934, as amended.
b)	There were no changes in the Registrant?s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 that occurred during the Registrant?s last fiscal half-year that has materially affected, or is reasonably likely to material affect, the Registrant?s internal control over financial reporting.






















Item 3.  Exhibits



Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company act of 1940 are filed herewith.


SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                            Small Cap Value Fund, Inc.

                                             By /s/ Laura S. Adams
                                           -------------------------
                                                    Laura S. Adams
                                                    President

Date:  4/27/2009






Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                            Small Cap Value Fund, Inc.

                                             By /s/ Laura S. Adams
                                           -------------------------
                                                    Laura S. Adams
                                                    Treasurer

Date:  4/27/2009